Annual Total Returns - Voya Global High Dividend Low Volatility Fund (Class A C I R6 T and WP Shares) [BarChart] - Class A C I R6 T and WP Shares - Voya Global High Dividend Low Volatility Fund - Class A
Feb. 28, 2021
Bar Chart Table:
2011	(9.90%)
2012	0.25%
2013	20.74%
2014	(2.76%)
2015	(2.67%)
2016	4.86%
2017	24.31%
2018	(9.17%)
2019	21.31%
2020	(1.20%)